                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.             October 9, 2012
---------------------     -------------------------         ---------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      70
                                           ------------

Form 13F Information Table Value Total:      $89,785
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                TITLE OF            VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          CLASS      CUSIP   (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED NONE
------------------------------  -------- --------- --------  -------  ---  ----  -------  -------- --------- ------ ----

Abbott Laboratories               COM    002824100   2310    33700     SH         SOLE              32800             900
                                                      569     8300     SH         OTHER                              8300
Applied Materials Inc.            COM    038222105    458    41000     SH         SOLE              41000
BP Amoco PLC                      COM    055622104     85     2000     SH         SOLE               2000
                                                      159     3760     SH         OTHER                              3760
Bristol Myers Co.                 COM    110122108   2657    78720     SH         SOLE              76220            2500
Chevron Corp.                     COM    166764100    297     2550     SH         SOLE               2550
                                                      128     1100     SH         OTHER                              1100
Cisco Systems                     COM    17275R102   2043   107000     SH         SOLE             103100            3900
Coca Cola Co.                     COM    191216100   2420    63800     SH         SOLE              60800            3000
                                                       30      800     SH         OTHER                               800
E. I. duPont de Nemours & Co.     COM    263534109   4161    82770     SH         SOLE              80670            2100
EMC Corp.                         COM    268648102   1653    60600     SH         SOLE              57100            3500
                                                       41     1500     SH         OTHER                              1500
Embraer-Empresa Brasileira        COM    29081M102    319    12000     SH         SOLE              12000
Emerson Electric Co.              COM    291011104   2742    56800     SH         SOLE              54800            2000
                                                       39      800     SH         OTHER                               800
Exxon Mobil                       COM    30231G102   1322    14452     SH         SOLE              14452
                                                     1253    13704     SH         OTHER                             13704
General Electric Co.              COM    369604103   4122   181511     SH         SOLE             178011            3500
                                                      451    19878     SH         OTHER                             19878
GlaxoSmithKline                   COM    37733W105   1096    23700     SH         SOLE              23700
Hewlett Packard                   COM    428236103   1141    66900     SH         SOLE              63900            3000
IBM                               COM    459200101   3132    15100     SH         SOLE              14100            1000
                                                      221     1064     SH         OTHER                              1064
Intel Corp.                       COM    458140100   2261    99810     SH         SOLE              94810            5000
                                                       67     2950     SH         OTHER                              2950
Johnson & Johnson                 COM    478160104   3935    57100     SH         SOLE              53900            3200
                                                       23      338     SH         OTHER                               338
KLA Tencor Corp.                  COM    482480100   1951    40900     SH         SOLE              39400            1500
Koninklijke Philips Elec          COM    500472303   1035    44121     SH         SOLE              43121            1000
                                                       20      842     SH         OTHER                               842
Marsh & McLennan Companies Inc    COM    571748102   1181    34800     SH         SOLE              33300            1500
Masco Corp.                       COM    574599106    975    64800     SH         SOLE              64800
Merck & Co., Inc.                 COM    58933Y105   2485    55100     SH         SOLE              52600            2500
                                                      135     3000     SH         OTHER                              3000
Microsoft Corp.                   COM    594918104   1673    56200     SH         SOLE              54200            2000
                                                       95     3200     SH         OTHER                              3200
Molson Coors Brewery              COM    60871R209   1370    30400     SH         SOLE              29400            1000
                                                       68     1500     SH         OTHER                              1500
Nokia Corp. ADR                   COM    654902204    345   134100     SH         SOLE             134100
Northern Trust Corporation        COM    665859104    914    19700     SH         SOLE              19700
Nucor Corp.                       COM    670346105   1615    42200     SH         SOLE              40200            2000
                                                       63     1650     SH         OTHER                              1650
PepsiCo Inc.                      COM    713448108    212     3000     SH         SOLE               3000
Pfizer, Inc.                      COM    717081103   2130    85698     SH         SOLE              83198            2500
                                                      147     5910     SH         OTHER                              5910
Plum Creek Timber                 COM    729251108   2315    52800     SH         SOLE              50800            2000
Procter & Gamble Company          COM    742718109   1186    17100     SH         SOLE              17100
                                                       28      400     SH         OTHER                               400
Progressive Corp.-Ohio            COM    743315103   1184    57072     SH         SOLE              57072
                                                    12150   585836     SH         OTHER            585836
Royal Dutch Shell                 COM    780259206    423     6100     SH         SOLE               6100
Staples Inc.                      COM    855030102    737    64000     SH         SOLE              64000
Stryker Corp.                     COM    863667101   5335    95844     SH         SOLE              92144            3700
                                                      501     9000     SH         OTHER                              9000
Symantec Corp.                    COM    871503108    773    43000     SH         SOLE              43000
Thermo Fisher Scientific          COM    883556102    735    12500     SH         SOLE              12000             500
Unilever PLC                      COM    904767704   3063    83880     SH         SOLE              79380            4500
                                                       99     2700     SH         OTHER                              2700
United Parcel Service, Inc.       COM    911312106   1056    14750     SH         SOLE              14250             500
                                                       57      800     SH         OTHER                               800
Verizon Communications            COM    92343V104   1444    31680     SH         SOLE              30180            1500
                                                       64     1400     SH         OTHER                              1400
Vodafone Group  ADR               COM    92857T107   1140    40000     SH         SOLE              40000
                                                       60     2100     SH         OTHER                              2100
Deutsche Bank Capital Funding     PFD    25153Y206    702    28000     SH         SOLE              24000            4000
Pimco Commodity Real Return -            722005667    857   120000.000 SH         SOLE             120000.000
Pimco Total Return - I                                143    12383.305 SH         SOLE              12383.305
Vanguard Short-Term Inv. Grade                        185    17022.076 SH         SOLE              17022.076